CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Net income	¥ 2,142,329	¥ 1,985,587	¥ 2,586,106
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,605,383	1,792,375	1,734,033
Provision (reversal) for doubtful accounts and credit losses	142,982	80,065	76,069
Pension and severance costs, less payments	15,699	31,645	4,286
Losses on disposal of fixed assets	56,913	35,902	35,289
Unrealized losses (gains) on securities	20,082	339,472	846
Deferred income taxes	192,147	(86,594)	(237,961)
Equity in earnings of affiliated companies	(271,152)	(360,066)	(470,083)
Changes in operating assets and liabilities, and other
(Increase) decrease in accounts and notes receivable	248,895	(246,845)	(105,435)
Increase in inventories	(114,096)	(166,902)	(171,148)
Increase in other current assets	(447,598)	(102,472)	(149,463)
Increase (decrease) in accounts payable	(76,410)	94,887	46,648
Increase (decrease) in accrued income taxes	(101,739)	(141,329)	238,753
Increase in other current liabilities	40,402	351,122	211,452
Other	136,806	159,750	423,736
Net cash provided by operating activities	3,590,643	3,766,597	4,223,128
Cash flows from investing activities
Additions to finance receivables	(16,896,588)	(15,884,610)	(15,058,516)
Collection of finance receivables	15,641,681	14,834,709	14,013,204
Proceeds from sales of finance receivables	25,781	24,394	33,108
Additions to fixed assets excluding equipment leased to others	(1,407,832)	(1,452,725)	(1,291,117)
Additions to equipment leased to others	(2,187,299)	(2,286,162)	(2,307,590)
Proceeds from sales of fixed assets excluding equipment leased to others	48,751	65,437	71,820
Proceeds from sales of equipment leased to others	1,391,215	1,385,074	1,211,272
Purchases of marketable securities and security investments	(2,413,087)	(1,840,355)	(3,052,916)
Proceeds from sales of marketable securities and security investments	1,146,444	1,134,127	275,574
Proceeds upon maturity of marketable securities and security investments	1,223,962	1,564,671	2,247,964
Payment for additional investments in affiliated companies, net of cash acquired	(14,763)	5,010	(576)
Changes in investments and other assets, and other	290,874	(246,811)	197,681
Net cash used in investing activities	(3,150,861)	(2,697,241)	(3,660,092)
Cash flows from financing activities
Proceeds from issuance of long-term debt	5,691,499	5,000,921	4,793,939
Payments of long-term debt	(4,424,923)	(4,442,232)	(4,452,338)
Increase in short-term borrowings	291,623	164,282	347,738
Dividends paid to Toyota Motor Corporation class shareholders	(11,186)	(8,690)	(6,194)
Dividends paid to Toyota Motor Corporation common shareholders	(618,801)	(636,116)	(620,698)
Dividends paid to noncontrolling interests	(54,945)	(69,367)	(63,764)
Reissuance (repurchase) of treasury stock	(476,129)	(549,637)	(447,818)
Net cash provided by (used in) financing activities	397,138	(540,839)	(449,135)
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(131,245)	(41,641)	(43,588)
Net increase in cash and cash equivalents and restricted cash and cash equivalents	705,675	486,876	70,313
Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	3,706,515	3,219,639	3,149,326
Cash and cash equivalents and restricted cash and cash equivalents at end of year	¥ 4,412,190	¥ 3,706,515	¥ 3,219,639